Exhibit 99.1

Volkswagen Auto Lease Trust 2014-A

MONTHLY SERVICER CERTIFICATE

For the collection period ended 03-01-14	PAGE 1

A.	DATES				Begin	End	# days
1	Determination Date					3/18/2014
2	Payment Date					3/20/2014
3	Collection Period				2/2/2014	3/1/2014	28
4	Monthly Interest Period- Actual				2/20/2014	3/19/2014	28
5	Monthly Interest- Scheduled						30

B.	SUMMARY
		Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	263,000,000.00	217,045,813.92	—	35,715,445.85	181,330,368.08	0.6894691
7	Class A-2-A Notes	325,000,000.00	325,000,000.00	—	—	325,000,000.00	1.0000000
8	Class A-2-B Notes	381,000,000.00	381,000,000.00	—	—	381,000,000.00	1.0000000
9	Class A-3 Notes	426,000,000.00	426,000,000.00	—	—	426,000,000.00	1.0000000
10	Class A-4 Notes	104,000,000.00	104,000,000.00	—	—	104,000,000.00	1.0000000

11	Equals: Total Securities	$1,499,000,000.00	$1,453,045,813.92	$—	$35,715,445.85	$1,417,330,368.08

12	Overcollateralization	269,948,825.63	280,140,820.35			288,660,604.50

13	Total Securitization Value	$1,768,948,825.63	$1,733,186,634.28			$1,705,990,972.58

14	NPV Lease Payments Receivable	765,853,915.91	731,676,078.90			704,394,016.84
15	NPV Base Residual	1,003,094,909.72	1,001,510,555.37			1,001,596,955.74

		Coupon Rate	Libor Rate	Interest Pmt Due	Per $1000 Face Amount	Principal& Interest Payment Due	Per $1000 Face Amount
16	Class A-1 Notes	0.20000%	N/A	33,762.68	0.1283752	35,749,208.53	135.9285495
17	Class A-2-A Notes	0.52000%	N/A	140,833.33	0.4333333	140,833.33	0.4333333
18	Class A-2-B Notes	0.36400%	0.15400%	107,865.33	0.2831111	107,865.33	0.2831111
19	Class A-3 Notes	0.80000%	N/A	284,000.00	0.6666667	284,000.00	0.6666667
20	Class A-4 Notes	0.99000%	N/A	85,800.00	0.8250000	85,800.00	0.8250000

	Equals: Total Securities			652,261.35		36,367,707.19

C.	COLLECTIONS AND AVAILABLE FUNDS
21	Lease Payments Received						27,736,778.67
22	Pull Ahead Waived Payments						—
23	Sales Proceeds - Early Terminations						10,049,260.06
24	Sales Proceeds via Customer - Scheduled Terminations						—
25	Sales Proceeds via Auction - Scheduled Terminations						—
26	Sales Proceeds via Dealer - Scheduled Terminations						—
27	Security Deposits for Terminated Accounts						1,625.00
28	Excess Wear and Tear Received						—
29	Excess Mileage Charges Received						28,695.00
30	Other Recoveries Received						—

31	Subtotal: Total Collections						37,816,358.73

32	Repurchase Payments						—
33	Postmaturity Term Extension						—
34	Investment Earnings on Collection Account						670.66

35	Total Available Funds, prior to Servicer Advances						37,817,029.39

36	Servicer Advance						—

37	Total Available Funds						37,817,029.39

38	Reserve Account Draw						—

39	Available for Distribution						37,817,029.39

D.	DISTRIBUTIONS
40	Payment Date Advance Reimbursement (Item 80)						—
41	Servicing Fee (Servicing and Administrative Fees paid pro rata):
42	Servicing Fee Shortfall from Prior Periods						—
43	Servicing Fee Due in Current Period						1,444,322.20
44	Servicing Fee Shortfall						—
45	Administration Fee (Servicing and Administrative Fees paid pro rata):
46	Administration Fee Shortfall from Prior Periods						—
47	Administration Fee Due in Current Period						5,000.00
48	Administration Fee Shortfall						—
49	Interest Paid to Noteholders						652,261.35
50	First Priority Principal Distribution Amount						—
51	Amount Paid to Reserve Account to Reach Specified Balance						—
52	Subtotal: Remaining Available Funds					35,715,445.85
53	Regular Principal Distribution Amount					43,353,769.63
54	Regular Principal Paid to Noteholders (lesser of Item 48 and Item 49)						35,715,445.85
55	Other Amounts paid to Trustees						—

56	Remaining Available Funds						—

Volkswagen Auto Lease Trust 2014-A

MONTHLY SERVICER CERTIFICATE

For the collection period ended 03-01-14	PAGE 2

E.	CALCULATIONS
57	Calculation of First Priority Principal Distribution Amount:
58	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		1,453,045,813.92
59	Less: Aggregate Securitization Value (End of Collection Period)		(1,705,990,972.58)

60	First Priority Principal Distribution Amount (not less than zero)		—

61	Calculation of Regular Principal Distribution Amount:
62	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		1,453,045,813.92
63	Less: First Priority Principal Distribution Amount		—
64	Less: Targeted Note Balance		(1,409,692,044.29)

65	Regular Principal Distribution Amount		43,353,769.63

66	Calculation of Targeted Note Balance:
67	Aggregate Securitization Value (End of Collection Period)		1,705,990,972.58
68	Less: Targeted Overcollateralization Amount (16.75% of Initial Securitization Value)		(296,298,928.29)

69	Targeted Note Balance		1,409,692,044.29

70	Calculation of Servicer Advance:
71	Available Funds, prior to Servicer Advances (Item 31)		37,817,029.39
72	Less: Payment Date Advance Reimbursement (Item 80)		—
73	Less: Servicing Fees Paid (Items 38, 39 and 40)		1,444,322.20
74	Less: Administration Fees Paid (Items 42, 43 and 44)		5,000.00
75	Less: Interest Paid to Noteholders (Item 45)		652,261.35
76	Less: 1st Priority Principal Distribution (Item 56)		—

77	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)		35,715,445.85
78	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)		N/A

79	Servicer Advance (If Item 73 < 0, lesser of Item 74 and absolute value of Item 73, else 0)		—

80	Total Available Funds after Servicer Advance (Item 73 plus Item 74)		35,715,445.85

81	Reserve Account Draw Amount (If Item 76 is < 0, Lesser of the Reserve Account Balance and Item 76)		—

82	Reconciliation of Servicer Advance:
83	Beginning Balance of Servicer Advance		—
84	Payment Date Advance Reimbursement		—
85	Additional Payment Advances for current period		—

86	Ending Balance of Payment Advance		—

F.	RESERVE ACCOUNT
87	Reserve Account Balances:
88	Targeted Reserve Account Balance		8,844,744.13
89	Initial Reserve Account Balance		8,844,744.13

90	Beginning Reserve Account Balance		8,844,744.13
91	Plus: Net Investment Income for the Collection Period		123.59

92	Subtotal: Reserve Fund Available for Distribution		8,844,867.72
93	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)		—
94	Less: Reserve Account Draw Amount (Item 77)		—

95	Subtotal Reserve Account Balance		8,844,867.72
96	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)		123.59

97	Equals: Ending Reserve Account Balance		8,844,744.13

98	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

99	Current Period Net Residual Losses:	Units	Amounts
100	Aggregate Securitization Value for Scheduled Terminated Units - Customer	—	—
101	Aggregate Securitization Value for Scheduled Terminated Units - Auctions	—	—
102	Aggregate Securitization Value for Scheduled Terminated Units - Dealer	—	—
103	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units - Customer		—
104	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units - Auctions		—
105	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units - Dealer		—
106	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		—
107	Less: Excess Wear and Tear Received		—
108	Less: Excess Mileage Received		(28,695.00)

109	Current Period Net Residual Losses/(Gains)	—	(28,695.00)

110	Cumulative Net Residual Losses:
111	Beginning Cumulative Net Residual Losses	—	(14,455.00)
112	Current Period Net Residual Losses (Item 101)	—	(28,695.00)

113	Ending Cumulative Net Residual Losses	—	(43,150.00)

114	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.00%

Volkswagen Auto Lease Trust 2014-A

MONTHLY SERVICER CERTIFICATE

For the collection period ended 03-01-14	PAGE 3

G.	POOL STATISTICS
115	Collateral Pool Balance Data			Initial	Current
116	Aggregate Securitization Value			1,768,948,826	1,705,990,973
117	Aggregate Base Residual Value			1,179,997,811	1,165,114,811
118	Number of Current Contracts			68,943	68,053
119	Weighted Average Lease Rate			2.78%	2.77%
120	Average Remaining Term			29.3	27.4
121	Average Original Term			39.2	39.2
122	Proportion of Base Prepayment Assumption Realized				164.78%
123	Actual Monthly Prepayment Speed				0.51%
124	Turn-in Ratio on Scheduled Terminations				0.00%

		Sales Proceeds	Units	Book Amount	Securitization Value
125	Pool Balance - Beginning of Period		68,448	1,952,527,489	1,733,186,001
126	Depreciation/Payments			(25,904,435)	(18,052,921)
127	Gross Credit Losses		—	—	—
128	Early Terminations - Regular		(395)	(10,169,537)	(9,142,107)
129	Early Terminations - Lease Pull Aheads		—	—	—
130	Scheduled Terminations - Purchased by Customer	—	—	—	—
131	Scheduled Terminations - Sold at Auction	—	—	—	—
132	Scheduled Terminations - Purchased by Dealer	—	—	—	—

133	Pool Balance - End of Period		68,053	1,916,453,518	1,705,990,973

134	Delinquencies Aging Profile - End of Period		Units	Securitization Value	Percentage
135	Current		67,821	1,700,174,716	99.66%
136	31 - 90 Days Delinquent		229	5,767,217	0.34%
137	91+ Days Delinquent		3	49,040	0.00%

138	Total		68,053	1,705,990,973	100.00%

139	Credit Losses:			Units	Amounts
140	Aggregate Securitization Value on charged-off units			—	—
141	Aggregate Liquidation Proceeds on charged-off units				—
142	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations			—	—
143	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—
144	Recoveries on charged-off units				—

145	Current Period Aggregate Net Credit Losses/(Gains)			—	—

146	Cumulative Net Credit Losses:
147	Beginning Cumulative Net Credit Losses			—	—
148	Current Period Net Credit Losses (Item 136)			—	—

149	Ending Cumulative Net Credit Losses			—	—

150	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.00%

151	Aging of Scheduled Maturies Not Sold				Units
152	0 - 60 Days since Contract Maturity				—
153	61 - 120 Days since Contract Maturity				—
154	121+ Days since Contract Maturity				—

VW CREDIT, INC., as Servicer

Volkswagen Auto Lease Trust 2014-A

MONTHLY SERVICER CERTIFICATE

For the collection period ended 03-01-14	PAGE 4

        SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Scheduled
Payment Date	Reduction (1)
4/20/2014	19,833,613
5/20/2014	19,916,370
6/20/2014	21,491,332
7/20/2014	21,782,682
8/20/2014	24,887,868
9/20/2014	27,721,206
10/20/2014	32,280,459
11/20/2014	31,821,494
12/20/2014	29,466,724
1/20/2015	29,945,070
2/20/2015	33,059,038
3/20/2015	27,100,424
4/20/2015	26,218,255
5/20/2015	28,680,476
6/20/2015	31,027,116
7/20/2015	34,597,246
8/20/2015	35,728,567
9/20/2015	45,443,241
10/20/2015	51,869,756
11/20/2015	60,804,754
12/20/2015	63,548,447
1/20/2016	53,232,015
2/20/2016	55,702,903
3/20/2016	31,148,581
4/20/2016	35,873,719
5/20/2016	64,383,351
6/20/2016	69,292,015
7/20/2016	70,554,780
8/20/2016	67,425,779
9/20/2016	76,412,562
10/20/2016	64,276,982
11/20/2016	74,598,303
12/20/2016	75,158,620
1/20/2017	71,499,791
2/20/2017	26,755,606
3/20/2017	13,089,245
4/20/2017	10,247,161
5/20/2017	29,006,194
6/20/2017	33,414,776
7/20/2017	30,695,891
8/20/2017	20,596,875
9/20/2017	10,631,161
10/20/2017	7,748,576
11/20/2017	7,490,633
12/20/2017	6,151,551
1/20/2018	3,265,999
2/20/2018	113,769
3/20/2018	—
4/20/2018	—
5/20/2018	—
6/20/2018	—
7/20/2018	—
8/20/2018	—
9/20/2018	—
10/20/2018	—
11/20/2018	—
12/20/2018	—
1/20/2019	—

Total:	1,705,990,972.58

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming

(a) each collection period is a calendar month rather than a fiscal month,

(b) timely receipt of all monthly rental payments and sales proceeds,

(c) no credit or residual losses and

(d) no prepayments (including defaults, purchase option excercises or other early lease terminations).

Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month